Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment
Property, plant and equipment, gross	$ 938,910,000	$ 576,564,000
Less: Accumulated depreciation	(109,564,000)	(50,127,000)
Net property, plant and equipment	829,346,000	526,437,000
Depreciation expense	59,900,000	39,200,000	10,600,000
Interest expense capitalized	700,000
Natural gas liquids terminal assets
Property, Plant and Equipment
Property, plant and equipment, gross	75,141,000	63,637,000
Natural gas liquids terminal assets | Minimum
Property, Plant and Equipment
Useful life	2 years
Natural gas liquids terminal assets | Maximum
Property, Plant and Equipment
Useful life	30 years
Retail propane equipment
Property, Plant and Equipment
Property, plant and equipment, gross	160,758,000	152,802,000
Retail propane equipment | Minimum
Property, Plant and Equipment
Useful life	2 years
Retail propane equipment | Maximum
Property, Plant and Equipment
Useful life	30 years
Vehicles
Property, Plant and Equipment
Property, plant and equipment, gross	152,676,000	88,173,000
Vehicles | Minimum
Property, Plant and Equipment
Useful life	3 years
Vehicles | Maximum
Property, Plant and Equipment
Useful life	25 years
Water treatment facilities and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	180,985,000	91,944,000
Water treatment facilities and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Water treatment facilities and equipment | Maximum
Property, Plant and Equipment
Useful life	30 years
Crude oil tanks and related equipment
Property, Plant and Equipment
Property, plant and equipment, gross	106,125,000	22,577,000
Crude oil tanks and related equipment | Minimum
Property, Plant and Equipment
Useful life	2 years
Crude oil tanks and related equipment | Maximum
Property, Plant and Equipment
Useful life	40 years
Barges and towboats
Property, Plant and Equipment
Property, plant and equipment, gross	52,217,000	25,963,000
Barges and towboats | Minimum
Property, Plant and Equipment
Useful life	5 years
Barges and towboats | Maximum
Property, Plant and Equipment
Useful life	40 years
Information technology equipment
Property, Plant and Equipment
Property, plant and equipment, gross	20,768,000	12,169,000
Information technology equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Information technology equipment | Maximum
Property, Plant and Equipment
Useful life	7 years
Buildings and leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	60,004,000	48,975,000
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Useful life	3 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Useful life	40 years
Land
Property, Plant and Equipment
Property, plant and equipment, gross	30,241,000	21,815,000
Linefill and tank bottoms
Property, Plant and Equipment
Property, plant and equipment, gross	13,403,000
Other
Property, Plant and Equipment
Property, plant and equipment, gross	6,341,000	16,104,000
Other | Minimum
Property, Plant and Equipment
Useful life	5 years
Other | Maximum
Property, Plant and Equipment
Useful life	30 years
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	$ 80,251,000	$ 32,405,000